SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Van Kampen Select Sector Municipal Trust
1555 Peachtree Street, N.E.
Suite 1800
Atlanta, GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-08000

     Invesco Van Kampen Select Sector Municipal Trust (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.
     (1) Title of the class of Securities to be redeemed:
Remarketed Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share (“RPS”), Series A, Series B, Series C and Series D.
     (2) Date on which the securities may be called or redeemed:
Series A on May 18, 2012
Series B on June 8, 2012
Series C on May 23, 2012
Series D on May 24, 2012
     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
RPS are to be redeemed in accordance with Section 4 of the Certificate of Vote of Trustees Establishing Four Series of Preferred Shares.
     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
374 outstanding shares of Series A RPS
374 outstanding shares of Series B RPS
1,100 outstanding shares of Series C RPS
990 outstanding shares of Series D RPS
All of the shares of outstanding RPS of each series are being redeemed.
Please note that this notice serves only to disclose a proposed redemption of each of the RPS series.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 9th day of May 2012.

INVESCO VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

By:	/s/ Elizabeth Nelson
Name: Elizabeth Nelson
Title: Assistant Secretary

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